Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Schedule of Carrying Amounts of Financial Instruments by Category

	December 31, 2020		December 31, 2019
	Financial assets at amortized cost		Financial assets at amortized cost
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	110,632	~~W~~	79,428
Short-term financial instruments		71,000		39,500
Accounts receivables, net		59,761		32,253
Other receivables, net		8		56
Other current financial assets		818		233
Other non-current financial assets		1,324		1,770
Total	~~W~~	243,543	~~W~~	153,240

	December 31, 2020		December 31, 2019
	Financial liabilities at amortized cost		Financial liabilities at amortized cost
Financial liabilities	(In millions of Korean won)
Accounts payables	~~W~~	54,090	~~W~~	37,689
Accrued expenses (*)		62		19
Other current liabilities		2,653		1,986
Other non-current liabilities		3,247		3,008
Total	~~W~~	60,052	~~W~~	42,702

(*) Accrued expenses not applicable to financial liabilities are excluded.

Schedule of Net Income and Expenses From Financial Instruments

(2) Net income and expenses from financial instruments for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020		2019		2018
Financial assets at amortized cost	(In millions of Korean won)
Interest income	~~W~~	1,088	~~W~~	1,626	~~W~~	819
Differences in foreign currency		(1,796)		1,267		159
Financial liabilities at amortized cost
Interest expense		(186)		(277)		—
Differences in foreign currency		537		(22)		105